DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	$ 542
Unrealized losses	(523)
Net Change	19	$ 248
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	419
Unrealized losses	(218)
Net Change	201	457
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	43
Unrealized losses	(264)
Net Change	(221)	(17)
Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	0
Unrealized losses	(1)
Net Change	(1)	3
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	24
Unrealized losses	(11)
Net Change	13	(129)
Commodity instruments
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	56
Unrealized losses	(29)
Net Change	$ 27	$ (66)